Related Party Transactions - Summary of Amounts Due to our Parent (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of related Party transactions due to our parent [Line Items]
Short-term lease liability	$ 3,157	[1]	$ 3,050	[1]	$ 3,076
Long-term lease liability	$ 4,420	[2]	1,625	[2]	4,688
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Short-term lease liability
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term lease liability
Short-term operating lease liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Short-term lease liability	$ 1,298		1,066		1,309
Long-term lease liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Long-term lease liability	4,414		0		1,078
Current Portion Of Borrowing With Related Party [Member] | Related Party [Member]
Schedule of related Party transactions due to our parent [Line Items]
4.6% Senior Notes with related party	38,778		0		0
Long-Term borrowing with related party [Member] | Related Party [Member]
Schedule of related Party transactions due to our parent [Line Items]
4.6% Senior Notes with related party	0		39,454		42,176
A/P and accrued expenses [Member]
Schedule of related Party transactions due to our parent [Line Items]
Royalties and other expenses	1,618		315		511
Other current liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Accrued interest on 4.6% Senior Notes with related party	9,501		0		0
Other non-current liabilities [Member]
Schedule of related Party transactions due to our parent [Line Items]
Accrued interest on 4.6% Senior Notes with related party	$ 0		$ 7,852		$ 6,454

[1]	Includes related party operating lease liability of $1,298 and $1,066 at December 31, 2023 and 2022, respectively (see Note 13).
[2]	Includes related party operating lease liability of $4,414 and $0 at December 31, 2023 and 2022, respectively (see Note 13).